Inventory	12 Months Ended
Aug. 31, 2022
Inventory Abstract
Inventory

7.	Inventory

Inventory consists of stockpiled ore, gold in-circuit, gold doré and supplies required during the course of exploration, development and production from its operations. IAS 2 requires allocation of fixed and variable production overheads that are incurred in converting materials into finished goods. The following is a breakdown of items in inventory:

	2022	2021
Stockpiled ore	$2,643	$712
In-circuit	210	350
Gold doré	253	-
Precious metals inventory	3,106	1,062
Supplies	524	117
Total Inventory	$3,630	$1,179